Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Accounts receivable	$ 5,401,944	$ 6,368,144
Provision for doubtful accounts	(220,733)	(106,839)
Net accounts receivable	$ 5,181,211	$ 6,261,305